FOREIGN EXCHANGE POSITION	12 Months Ended
Dec. 31, 2010
Foreign Exchange Position Abstract
FOREIGN EXCHANGE POSITION

NOTE 42: FOREIGN EXCHANGE POSITION

At December 31, 2010, the EUR equivalent of the assets and liabilities, which are denominated in foreign currency, amounted to EUR 31,175,825 thousand (EUR 27,068,001 thousand for 2009 and EUR 25,201,480 thousand for 2008) and EUR 23,831,372 thousand (EUR 20,759,532 thousand for 2009 and EUR 21,649,768 thousand for 2008), respectively.